Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,999,623)	$ (681,728)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,564	9,612
Loss on investment		27,032
(Increase) Decrease in:
Accounts receivable	117,914	(410,117)
Inventories	24,540	22,980
Prepaid expenses and other assets	23,492	(66,343)
Due from manufacturer - related party	(159,200)
Deposit with manufacturer - related party	(90,096)	(102,860)
Increase (Decrease) in:
Accounts payable and accrued expenses	46,739	186,567
Due to manufacturer - related party	(69,544)	69,544
Net Cash Used in Operating Activities	(2,093,214)	(945,313)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(10,000)	(24,014)
Deposit on equipment	(8,288)
Investment in LLC		(6,942)
Net Cash Used In Investing Activities	(18,288)	(30,956)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	5,054,000	200,000
Stock issuance costs	(650,842)
Proceeds from credit line		500,000
Repayment of credit line	(300,000)
Net Cash Provided By Financing Activities	4,103,158	700,000
Net Increase (Decrease) in Cash	1,991,656	(276,269)
Cash - Beginning of Year/Period	16,505	292,774
Cash - End of Year/Period	2,008,161	16,505
Cash Paid During the Period for:
Income taxes
Interest	12,347	7,136
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issuance costs paid in the form of warrants	438,121
Conversion of advance to Investment in LLC		$ 20,090